Summary of Significant Accounting Policies (Details) - Schedule of accrued liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of accrued liabilities [Abstract]
Accrued bonuses	$ 96,738	$ 86,120
Accrued legal Fees	418,261	558,860
Accrued professional fees	416,797	107,022
Other Accrued Expenses	63,548	10,117
Total	$ 995,344	$ 762,119